CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICAL 1) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Statement of Stockholders' Equity [Abstract]
Net of issuance costs	$ 413